Group statement of comprehensive income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Gains on valuation of available-for-sale financial assets, tax	$ 0	$ (3)	$ 0
Gains on cash flow hedges, tax	1	0	0
Exchange (losses)/gains on retranslation of foreign operations, tax	2	1	(3)
Losses on valuation of assets classified as fair value through other comprehensive income, tax	(2)	0	0
Re-measurement (losses)/gains on defined benefit plans, related tax credit/(charge)	$ (4)	$ 0	$ 4